Taxes - Undistributed Foreign Earnings (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Taxes
Deferred tax liability for undistributed foreign earnings not indefinitely reinvested	$ 131	$ 276